Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2025
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Administrative expenses	￦	175,167	207,557	195,255
Cost of sales		343,242	348,003	331,924

	￦	518,409	555,560	527,179